Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.4%
Arthur J Gallagher & Co.	25,191	$2,455,871
Brown & Brown Inc.	31,262	1,274,239
eHealth Inc.(a)(b)	3,412	335,195

		4,065,305

Life & Health Insurance — 24.4%
Aflac Inc.	77,063	2,776,580
American Equity Investment Life Holding Co.(b)	11,599	286,611
Athene Holding Ltd., Class A(a)	15,765	491,710
Brighthouse Financial Inc.(a)	12,503	347,834
CNO Financial Group Inc.	19,145	298,088
FBL Financial Group Inc., Class A	1,336	47,949
Genworth Financial Inc., Class A(a)	67,332	155,537
Globe Life Inc.	13,019	966,400
Lincoln National Corp.	25,689	945,098
MetLife Inc.	99,131	3,620,264
National Western Life Group Inc., Class A	309	62,786
Primerica Inc.	5,424	632,439
Principal Financial Group Inc.	33,847	1,406,004
Prudential Financial Inc.	44,360	2,701,524
Trupanion Inc.(a)(b)	3,993	170,461
Unum Group	27,076	449,191

		15,358,476

Multi-line Insurance — 11.4%
American Financial Group Inc./OH	9,918	629,396
American International Group Inc.	110,642	3,449,818
American National Insurance Co.	1,233	88,862
Assurant Inc.	7,933	819,400
Hartford Financial Services Group Inc. (The)	47,550	1,833,052
Horace Mann Educators Corp.	5,024	184,531
National General Holdings Corp.	8,824	190,687

		7,195,746

Other Diversified Financial Services — 1.2%
Voya Financial Inc.	16,776	782,600

Property & Casualty Insurance — 54.9%
Allstate Corp. (The)	40,362	3,914,710
Ambac Financial Group Inc.(a)	6,187	88,598
AMERISAFE Inc.	2,456	150,209
Arch Capital Group Ltd.(a)	53,903	1,544,321
Argo Group International Holdings Ltd.	4,638	161,542
Assured Guaranty Ltd.	11,585	282,790
Axis Capital Holdings Ltd.	11,219	455,043
Chubb Ltd.	57,990	7,342,694
Cincinnati Financial Corp.	20,055	1,284,122
CNA Financial Corp.	3,645	117,187
Employers Holdings Inc.	3,877	116,892
Erie Indemnity Co., Class A, NVS	2,459	471,882
First American Financial Corp.	14,817	711,512

Security	Shares	Value

Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	5,057	$512,426
James River Group Holdings Ltd.	4,044	181,980
Kemper Corp.	8,159	591,691
Kinsale Capital Group Inc.(b)	2,749	426,672
Loews Corp.	32,170	1,103,109
Markel Corp.(a)	1,831	1,690,324
MBIA Inc.(a)	8,581	62,212
Mercury General Corp.	3,636	148,167
Old Republic International Corp.	38,014	620,008
Palomar Holdings Inc.(a)	2,169	186,013
ProAssurance Corp.	7,135	103,243
Progressive Corp. (The)	75,203	6,024,512
RLI Corp.	5,322	436,936
Safety Insurance Group Inc.	1,927	146,953
Selective Insurance Group Inc.	7,949	419,230
State Auto Financial Corp.	2,322	41,448
Travelers Companies Inc. (The)	32,490	3,705,485
United Fire Group Inc.	2,881	79,833
Universal Insurance Holdings Inc.	3,950	70,113
White Mountains Insurance Group Ltd.(b)	393	348,972
WR Berkley Corp.	18,769	1,075,276

		34,616,105

Reinsurance — 1.5%
Alleghany Corp.	1,903	930,833

Total Common Stocks — 99.8% (Cost: $69,987,540)		62,949,065

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	1,132,074	1,133,546
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	140,000	140,000

		1,273,546

Total Short-Term Investments — 2.0% (Cost: $1,273,343)		1,273,546

Total Investments in Securities — 101.8% (Cost: $71,260,883)		64,222,611

Other Assets, Less Liabilities — (1.8)%		(1,133,302)

Net Assets — 100.0%		$63,089,309

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	724,336	407,738	1,132,074	$1,133,546	$1,374	(b)	$1,071		$181
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	60,000	140,000	140,000	47		—		—

				$1,273,546	$1,421		$1,071		$181

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Financial E-Mini Index	2	09/18/20	$142	$(5,013)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$62,949,065	$—	$—	$62,949,065
Money Market Funds	1,273,546	—	—	1,273,546

	$64,222,611	$—	$—	$64,222,611

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,013)	$—	$—	$(5,013)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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